Capitalized Software and Content, Net (Tables)	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Capitalized Computer Software And Content
Internally developed capitalized software and content, net consists of the following (in thousands):

	December 31, 2019	December 31, 2020	September 30, 2021
			(unaudited)
Capitalized software	$12,628	$15,081	$16,198
Capitalized content	11,834	16,899	20,886
	24,462	31,980	37,084
Less: Accumulated amortization	(8,439)	(16,457)	(22,559)
Total capitalized software and content, net	$16,023	$15,523	$14,525

Schedule of Estimated Future Capitalized Software and Content Amortization Expense	As these costs are not yet in service, they are not included in the following estimated future amortization expenses for capitalized software and content placed in service at the balance sheet dates shown below (in thousands):

	December 31, 2020	September 30, 2021
		(unaudited)
2021	$7,033	$1,937
2022	3,941	5,684
2023	1,033	2,740
2024	153	938
2025	153	537
Thereafter	196	702
Total	$12,509	$12,538